UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

June 30, 2006

CFM-QTLY-0806

1.818373.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.3%
Due Date	Yield (a)	Principal Amount	Value
Conoco Funding Co.
10/15/06	4.89%	$ 5,165,000	$ 5,172,943
Household Finance Corp.
1/30/07	4.84	7,000,000	7,035,695
PNC Funding Corp.
8/1/06	4.79 to 4.82	5,500,000	5,504,339
Sprint Capital Corp.
8/17/06	4.84	1,155,000	1,154,911
Verizon Wireless Capital LLC
12/15/06	4.90	970,000	972,003
TOTAL CORPORATE BONDS			19,839,891
Certificates of Deposit - 24.2%

Domestic Certificates Of Deposit - 0.3%
AmSouth Bank NA, Birmingham
12/5/06	5.12	400,000	399,292
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (c)	2,000,000	1,999,975
			2,399,267
London Branch, Eurodollar, Foreign Banks - 8.1%
BNP Paribas SA
12/8/06	5.33	5,000,000	5,000,000
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	10,000,000	10,000,000
Credit Industriel et Commercial
9/11/06 to 4/10/07	4.76 to 5.25	30,000,000	30,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000
Landesbank Hessen-Thuringen
12/8/06	5.36	5,000,000	5,000,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	10,000,000	10,000,000
Unicredito Italiano Spa
8/3/06	5.10	5,000,000	5,000,000
			70,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 15.8%
Barclays Bank PLC
9/5/06	5.21%	$ 5,000,000	$ 5,000,000
BNP Paribas SA
8/8/06 to 6/11/07	4.81 to 5.45	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
7/17/06	5.28 (c)	9,000,000	9,000,000
Credit Suisse First Boston
7/19/06 to 9/26/06	5.05 to 5.43 (c)	15,000,000	15,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43	10,000,000	10,000,000
Deutsche Bank AG
9/5/06 to 2/5/07	4.90 to 5.24 (c)	10,000,000	10,000,000
Eurohypo AG
8/7/06 to 8/8/06	4.84 to 5.05	6,000,000	6,000,000
Mizuho Corporate Bank Ltd.
8/4/06 to 8/8/06	5.33 to 5.36	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
7/6/06 to 3/30/07	4.97 to 5.35 (c)	11,200,000	11,198,588
Sumitomo Mitsui Banking Corp.
7/10/06 to 8/1/06	5.16 to 5.35	4,000,000	4,000,000
Toronto-Dominion Bank
12/8/06	5.35	10,000,000	10,000,000
UBS AG
8/8/06	5.31	15,000,000	15,000,000
Unicredito Italiano Spa
11/20/06	5.26	5,000,000	5,000,000
			135,198,588
TOTAL CERTIFICATES OF DEPOSIT			207,597,855
Commercial Paper - 15.0%

Aegis Finance LLC
9/18/06	5.42	2,000,000	1,976,511
Bank of America Corp.
8/8/06	5.32	10,000,000	9,944,172
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
British Telecommunications PLC
7/11/06 to 7/21/06	5.16 to 5.36%	$ 2,500,000	$ 2,494,290
ConocoPhillips
7/10/06	5.34	1,000,000	998,668
Countrywide Financial Corp.
7/19/06	5.29	2,000,000	1,994,730
Cullinan Finance Corp.
9/5/06	5.23 (b)	3,000,000	2,971,620
CVS Corp.
7/27/06 to 8/24/06	5.22 to 5.28	3,000,000	2,984,544
DaimlerChrysler NA Holding Corp.
7/11/06 to 7/31/06	5.29 to 5.49	5,000,000	4,984,405
Devon Energy Corp.
7/11/06 to 7/21/06	5.41 to 5.44	5,000,000	4,990,989
FCAR Owner Trust
7/18/06 to 12/4/06	4.76 to 5.42	13,000,000	12,884,687
Fortune Brands, Inc.
7/17/06 to 8/7/06	5.14 to 5.24	2,500,000	2,490,705
France Telecom SA
7/11/06 to 7/12/06	5.11 to 5.33 (b)	2,000,000	1,996,975
Govco, Inc.
8/28/06	5.20	5,000,000	4,958,675
John Deere Capital Corp.
7/27/06	5.37	1,000,000	996,143
Kellogg Co.
7/25/06 to 8/2/06	5.14 to 5.35	1,500,000	1,493,579
Lennar Corp.
7/14/06	5.32	1,000,000	998,086
Michigan Gen. Oblig.
10/11/06	5.27	9,500,000	9,500,000
Monument Gardens Funding
7/24/06	5.30	5,000,000	4,983,133
Motown Notes Program
7/5/06	5.00 to 5.01	6,000,000	5,996,701
Nissan Motor Acceptance Corp.
7/10/06 to 7/24/06	5.34 to 5.37	1,500,000	1,495,916
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Park Granada LLC
11/28/06	5.36%	$ 1,000,000	$ 978,250
Sigma Finance, Inc.
12/7/06	5.35 (b)	2,000,000	1,954,067
Skandinaviska Enskilda Banken AB
7/28/06	5.31 (c)	5,000,000	5,000,000
Sprint Nextel Corp.
7/18/06 to 7/19/06	5.34 to 5.35	2,000,000	1,994,823
Strand Capital LLC
9/18/06 to 10/3/06	5.09 to 5.45	12,000,000	11,857,973
Stratford Receivables Co. LLC
7/10/06 to 7/17/06	5.05 to 5.10	10,000,000	9,982,597
The Walt Disney Co.
7/18/06	5.07	2,000,000	1,995,268
Time Warner, Inc.
7/20/06 to 8/25/06	5.22 to 5.51 (b)	7,500,000	7,466,125
Viacom, Inc.
7/3/06 to 7/25/06	5.52 to 5.67 (b)	2,750,000	2,742,953
Weatherford International Ltd.
7/7/06 to 8/18/06	5.27 to 5.41 (b)	2,250,000	2,246,438
Xcel Energy, Inc.
10/17/06	5.35	1,000,000	984,370
TOTAL COMMERCIAL PAPER			128,337,393
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills - 0.5%
8/3/06	4.50	4,045,000	4,028,685
TOTAL U.S. TREASURY OBLIGATIONS			4,028,685
Master Notes - 2.7%
Due Date	Yield (a)	Principal Amount	Value
Goldman Sachs Group, Inc.
7/10/06 to 8/29/06	5.20 to 5.26% (c)(e)	$ 23,000,000	$ 23,000,000
TOTAL MASTER NOTES			23,000,000
Medium-Term Notes - 29.6%

AIG Matched Funding Corp.
7/3/06 to 9/8/06	5.00 to 5.35 (c)	20,000,000	20,000,000
Allstate Life Global Funding II
7/27/06	5.35 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
7/24/06	5.31 (b)(c)	9,000,000	9,000,000
Banco Santander Totta SA
7/16/06	5.28 (b)(c)	5,000,000	5,000,000
Bank of New York Co., Inc.
7/27/06	5.40 (b)(c)	5,000,000	5,000,000
Banque Federative du Credit Mutuel (BFCM)
7/13/06	5.30 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
7/17/06 to 8/21/06	5.05 to 5.18 (c)	10,000,000	10,000,000
BellSouth Corp.
4/26/07	5.41 (b)	5,000,000	4,952,791
BMW U.S. Capital LLC
7/17/06	5.20 (c)	1,000,000	1,000,000
BNP Paribas SA
8/2/06	5.30 (c)	10,000,000	9,996,451
ConocoPhillips
7/11/06	5.03 (c)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
7/17/06	5.21 (c)	2,000,000	1,999,959
Cullinan Finance Corp.
7/17/06 to 6/25/07	5.16 to 5.46 (b)(c)	6,000,000	5,999,853
GE Capital Assurance Co.
7/1/06	5.19 (c)(e)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
General Electric Capital Corp.
7/7/06 to 7/17/06	5.15 to 5.35% (c)	$ 32,500,000	$ 32,506,484
HBOS Treasury Services PLC
7/10/06	5.12 (b)(c)	5,000,000	4,999,500
9/25/06	5.53 (c)	5,000,000	5,000,000
HSBC Finance Corp.
7/24/06	5.35 (c)	3,000,000	3,000,000
HSH Nordbank AG
7/24/06	5.33 (b)(c)	3,000,000	3,000,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (c)(e)	2,000,000	2,000,000
MBIA Global Funding LLC
7/17/06	5.03 (b)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
7/17/06	5.18 (c)	5,000,000	5,000,000
Metropolitan Life Insurance Co.
7/6/06	5.15 (b)(c)	2,626,000	2,626,000
Morgan Stanley
7/3/06 to 7/27/06	5.15 to 5.41 (c)	24,000,000	24,000,000
Nordea Bank AB
8/2/06	5.29 (c)	5,000,000	4,998,040
Pacific Life Global Funding
7/5/06	5.18 (b)(c)	2,000,000	2,001,104
RACERS
7/24/06	5.31 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/29/06	5.30 (c)(e)	1,000,000	1,000,000
UniCredito Italiano Bank (Ireland) PLC
7/17/06	5.21 (b)(c)	5,000,000	5,000,000
7/31/06	5.32 (c)	5,000,000	4,998,620
Verizon Global Funding Corp.
9/15/06	5.44 (b)(c)	18,000,000	17,999,964
Washington Mutual Bank
8/25/06 to 8/31/06	5.19 to 5.21 (c)	7,000,000	7,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Washington Mutual Bank FA
7/17/06	5.18% (c)	$ 1,000,000	$ 1,000,000
Washington Mutual Bank, California
7/26/06 to 9/20/06	4.98 to 5.39 (c)	14,000,000	13,999,969
Wells Fargo & Co.
7/17/06	5.19 (c)	10,000,000	10,000,000
WestLB AG
7/10/06 to 9/29/06	5.21 to 5.53 (b)(c)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			254,078,735
Short-Term Notes - 0.6%

New York Life Insurance Co.
9/29/06	5.58 (c)(e)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			5,000,000
Asset-Backed Securities - 0.2%

Wind Master Trust Notes
9/25/06	5.08 (b)(c)	1,000,000	1,000,000
Wind Trust
2/25/07	5.08 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			2,000,000
Municipal Securities - 3.1%

Athens-Clarke County Unified Govt. Dev. Auth. Rev. 5.3%, VRDN (c)	4,895,000		4,895,000
Connecticut Hsg. Fin. Auth. Series F2, 5.35%, VRDN (c)	7,665,000		7,665,000
Hayes Green Beach Memorial Hosp. Corp. 5.45%, VRDN (c)	2,715,000		2,715,000
Savannah College Art & Design, Inc. Series 2004 BD, 5.35%, VRDN (c)	10,979,987		10,979,987
TOTAL MUNICIPAL SECURITIES		26,254,987
Repurchase Agreements - 22.4%
	Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/06 due 7/3/06 at 5.33%	$ 4,542,018	$ 4,540,000
With:
Barclays Capital, Inc. at 5.42%, dated 6/30/06 due 7/3/06 (Collateralized by Equity Securities valued at $31,500,026)	30,013,550	30,000,000
Citigroup Global Markets, Inc. at 5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Commercial Paper Obligations valued at $42,840,000, 0%, 7/6/06 - 8/11/06)	42,018,769	42,000,000
Goldman Sachs & Co. at:
5.38%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $14,700,000, 5.13% - 5.72%, 1/25/46 - 6/25/46)	14,006,280	14,000,000
5.41%, dated 5/23/06 due 8/21/06 (Collateralized by Mortgage Loan Obligations valued at $5,100,001, 5.13%, 6/25/46) (c)(d)	5,067,625	5,000,000
J.P. Morgan Securities, Inc. at 5.41%, dated 6/30/06 due 8/9/06 (Collateralized by Corporate Obligations valued at $8,404,813, 11.5%, 2/1/14) (c)(d)	8,048,089	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.41%, dated 6/30/06 due 7/3/06 (Collateralized by Equity Securities valued at $28,377,381)	27,012,178	27,000,000
5.44%, dated 4/21/06 due 7/19/06 (Collateralized by Corporate Obligations valued at $10,518,803, 7.88% - 13.46%, 3/15/08 - 1/1/49) (c)(d)	10,134,489	10,000,000
Morgan Stanley & Co. at 5.38%, dated 6/30/06 due 8/9/06 (Collateralized by Mortgage Loan Obligations valued at $10,792,860, 0% - 5.5%, 11/25/08 - 5/25/36)	10,059,778	10,000,000
Wachovia Securities, Inc. at 5.38%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $42,868,595, 0.28% - 8.2%, 8/10/09 - 9/10/47)	42,018,830	42,000,000
TOTAL REPURCHASE AGREEMENTS		192,540,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $862,677,546)		862,677,546
NET OTHER ASSETS - (0.6)%		(5,447,854)
NET ASSETS - 100%		$ 857,229,692
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $110,957,390 or 12.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,000,000 or 4.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GE Capital Assurance Co. 5.19%, 7/1/06	7/28/05	$ 5,000,000
Goldman Sachs Group Inc.: 5.20%, 7/10/06	1/9/06	$ 5,000,000
5.23%, 7/11/06	10/11/05	$ 6,000,000
5.23%, 7/10/06	11/10/05	$ 5,000,000
5.26%, 8/29/06	8/26/04	$ 7,000,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 2,000,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.30%, 8/29/06	8/26/05	$ 1,000,000
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $862,677,546.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

June 30, 2006

USC-QTLY-0806

1.816020.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.74% 3/13/09 (c)	$ 9,650,000	$ 9,656,601
5.78% 9/10/07 (c)	16,665,000	16,713,678
Johnson Controls, Inc. 5.2983% 1/17/08 (c)	12,045,000	12,064,609
		38,434,888
Media - 0.8%
Cox Communications, Inc. (Reg. S) 5.8694% 12/14/07 (c)	12,140,000	12,198,576
Liberty Media Corp. 6.8294% 9/17/06 (c)	16,694,000	16,729,057
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,427,826
Viacom, Inc. 5.6906% 6/16/09 (a)(c)	20,000,000	20,000,000
		57,355,459
TOTAL CONSUMER DISCRETIONARY		95,790,347
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enterprise Products Operating LP 4% 10/15/07	12,585,000	12,244,941
FINANCIALS - 3.2%
Capital Markets - 0.1%
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (c)	5,825,000	5,824,004
Commercial Banks - 0.7%
Santander Issuances SA Unipersonal 5.7006% 6/20/16 (a)(c)	19,500,000	19,497,056
Santander US Debt SA Unipersonal 5.1347% 10/21/08 (a)(c)	15,000,000	15,000,465
Wells Fargo & Co. 5.34% 3/10/08 (c)	16,600,000	16,605,810
		51,103,331
Consumer Finance - 0.4%
MBNA Capital I 8.278% 12/1/26	6,295,000	6,599,477
MBNA Europe Funding PLC 5.3363% 9/7/07 (a)(c)	19,925,000	19,931,535
		26,531,012
Diversified Financial Services - 0.5%
Aspetuck Trust 5.33% 10/16/06 (c)(f)	17,585,000	17,747,837
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
CC Funding Trust I 6.9% 2/16/07	$ 13,305,000	$ 13,379,654
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	6,245,000	6,133,289
		37,260,780
Insurance - 0.1%
Oil Insurance Ltd. 5.3448% 10/6/06 (a)(c)	6,710,000	6,707,511
Real Estate Investment Trusts - 0.4%
iStar Financial, Inc. 5.9638% 3/16/09 (c)	20,710,000	20,841,074
Reckson Operating Partnership LP 6% 6/15/07	10,530,000	10,478,835
		31,319,909
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.1881% 4/11/07 (c)	11,025,000	11,034,118
Residential Capital Corp. 6.875% 6/29/07 (c)	14,150,000	14,195,761
Washington Mutual Bank:
5.2388% 5/1/09 (c)	29,600,000	29,596,714
5.31% 8/25/08 (c)	16,325,000	16,339,415
		71,166,008
TOTAL FINANCIALS		229,912,555
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 5.2625% 5/15/08 (c)	25,000,000	24,997,250
Deutsche Telekom International Finance BV 5.6288% 3/23/09 (c)	11,500,000	11,504,370
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,993,484
Telefonica Emisiones SAU 5.61% 6/19/09 (c)	28,000,000	28,012,208
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	9,851,791
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,595,128
		86,954,231
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	5,610,000	5,603,818
TOTAL TELECOMMUNICATION SERVICES		92,558,049
UTILITIES - 1.1%
Electric Utilities - 0.3%
FirstEnergy Corp. 5.5% 11/15/06	17,752,000	17,730,928
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.35% 4/1/07	$ 18,720,000	$ 18,791,978
Duke Capital LLC 4.331% 11/16/06	12,460,000	12,405,475
		31,197,453
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.79% 9/28/07 (c)	17,150,000	17,160,307
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,347,682
Sempra Energy 4.75% 5/15/09	5,500,000	5,347,953
		30,855,942
TOTAL UTILITIES		79,784,323
TOTAL NONCONVERTIBLE BONDS (Cost $510,786,812)		510,290,215
U.S. Government Agency Obligations - 0.8%

Freddie Mac 0% 9/29/06 (b) (Cost $58,064,573)	58,700,000	57,949,579
Asset-Backed Securities - 36.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.6225% 7/25/34 (c)	13,886,327	13,933,140
Series 2004-3 Class 2A4, 5.6725% 10/25/34 (c)	5,965,936	5,975,754
Series 2004-4 Class A2D, 5.6725% 1/25/35 (c)	2,062,956	2,069,902
Series 2005-1 Class M1, 5.7925% 4/25/35 (c)	11,280,000	11,336,592
ACE Securities Corp.:
Series 2002-HE1 Class M1, 5.9725% 6/25/32 (c)	1,842,987	1,870,809
Series 2002-HE2 Class M1, 6.1725% 8/25/32 (c)	18,631,213	18,642,150
Series 2003-HS1:
Class M1, 6.0725% 6/25/33 (c)	800,000	805,115
Class M2, 7.0725% 6/25/33 (c)	856,000	866,519
Series 2003-NC1 Class M1, 6.1025% 7/25/33 (c)	1,600,000	1,606,746
Series 2004-HE1:
Class M1, 5.8225% 2/25/34 (c)	2,193,000	2,198,512
Class M2, 6.4225% 2/25/34 (c)	2,475,000	2,495,483
Series 2004-OP1:
Class M1, 5.8425% 4/25/34 (c)	4,420,000	4,437,744
Class M2, 6.3725% 4/25/34 (c)	8,685,000	8,854,014
Series 2005-HE1 Class M1, 5.8025% 2/25/35 (c)	5,600,000	5,623,587
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2005-HE2:
Class M2, 5.7725% 4/25/35 (c)	$ 1,803,000	$ 1,811,079
Class M3, 5.8025% 4/25/35 (c)	1,040,000	1,047,152
Class M4, 5.9625% 4/25/35 (c)	1,340,000	1,349,061
Series 2005-HE3:
Class A2A, 5.4225% 5/25/35 (c)	2,081,939	2,082,136
Class A2B, 5.5325% 5/25/35 (c)	4,370,000	4,373,139
Series 2005-HE7 Class A2B, 5.5025% 11/25/35 (c)	25,000,000	25,012,883
Series 2005-SD1 Class A1, 5.7225% 11/25/50 (c)	1,416,631	1,418,646
Series 2006-HE2:
Class A2C, 5.4825% 5/25/36 (c)	8,845,000	8,853,520
Class M1, 5.6225% 5/25/36 (c)	8,138,000	8,148,258
Class M2, 5.6425% 5/25/36 (c)	2,695,000	2,697,133
Class M3, 5.6625% 5/25/36 (c)	2,130,000	2,132,494
Class M4, 5.7225% 5/25/36 (c)	1,800,000	1,802,076
Class M5, 5.7625% 5/25/36 (c)	2,617,000	2,622,027
Series 2006-OP1:
Class M2, 5.6125% 4/25/36 (c)	10,119,000	10,114,585
Class M3, 5.6325% 4/25/36 (c)	4,000,000	3,996,663
Class M4, 5.6925% 4/25/36 (c)	1,000,000	999,173
Class M5, 5.7125% 4/25/36 (c)	950,000	948,843
Aegis Asset Backed Securities Trust Series 2004-2N Class N1, 4.5% 4/25/34 (a)	22,288	22,261
Aesop Funding II LLC Series 2005-1A Class A2, 5.3269% 4/20/09 (a)(c)	8,800,000	8,800,986
ALG Student Loan Trust I Series 2006-1 Class A1, 5.22% 10/28/18 (a)(c)	13,000,000	12,997,461
American Express Credit Account Master Trust:
Series 2002-6 Class B, 5.6488% 3/15/10 (c)	5,000,000	5,019,539
Series 2004-1 Class B, 5.4488% 9/15/11 (c)	5,775,000	5,796,810
Series 2004-C Class C, 5.6988% 2/15/12 (a)(c)	10,732,687	10,758,696
Series 2005-1 Class A, 5.2288% 10/15/12 (c)	15,455,000	15,470,640
Series 2005-6 Class C, 5.4488% 3/15/11 (a)(c)	9,085,000	9,097,810
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	16,735,874	16,670,173
Series 2003-AM Class A4B, 5.6075% 11/6/09 (c)	7,244,104	7,254,305
Series 2003-BX Class A4B, 5.6075% 1/6/10 (c)	2,081,412	2,084,496
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,224,415
Series 2006-RM Class A1, 5.37% 10/6/09	15,000,000	14,956,755
Ameriquest Finance NIMS Trust Series 2004-RN9A Class N1, 4.8% 11/25/34 (a)	131,112	131,006
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.2225% 2/25/33 (c)	$ 5,837,814	$ 5,855,695
Series 2003-10 Class M1, 6.0225% 12/25/33 (c)	1,835,000	1,852,991
Series 2003-11 Class M1, 6.0125% 1/25/34 (c)	2,995,000	3,022,448
Series 2003-3 Class M1, 6.1225% 3/25/33 (c)	610,420	612,775
Series 2003-6 Class M2, 7.1725% 5/25/33 (c)	2,750,000	2,795,417
Series 2003-AR1 Class M1, 6.4725% 1/25/33 (c)	5,733,371	5,754,915
Series 2004-R10:
Class M1, 6.0225% 11/25/34 (c)	4,665,000	4,693,777
Class M5, 6.4725% 11/25/34 (c)	3,095,000	3,139,061
Series 2004-R11 Class M1, 5.9825% 11/25/34 (c)	4,430,000	4,464,218
Series 2004-R2:
Class M1, 5.7525% 4/25/34 (c)	1,230,000	1,229,972
Class M2, 5.8025% 4/25/34 (c)	950,000	949,978
Class M3, 5.8725% 4/25/34 (c)	3,500,000	3,499,921
Class M4, 6.3725% 4/25/34 (c)	4,500,000	4,499,894
Series 2004-R7 Class M7, 7.0225% 8/25/34 (c)	5,000,000	5,065,072
Series 2004-R9:
Class A3, 5.6425% 10/25/34 (c)	1,243,665	1,243,901
Class M5, 6.7225% 10/25/34 (c)	1,165,000	1,185,390
Series 2005-R1:
Class M1, 5.7725% 3/25/35 (c)	5,710,000	5,725,057
Class M2, 5.8025% 3/25/35 (c)	1,925,000	1,933,061
Series 2005-R2 Class M1, 5.7725% 4/25/35 (c)	12,500,000	12,550,579
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.4225% 1/25/32 (c)	502,463	506,237
Series 2002-BC3 Class A, 5.6525% 6/25/32 (c)	1,655,512	1,661,329
Series 2002-BC6 Class M1, 6.0725% 8/25/32 (c)	24,900,000	25,025,068
ARG Funding Corp.:
Series 2005-1A Class A2, 5.3669% 4/20/09 (a)(c)	11,000,000	11,016,594
Series 2005-2A Class A2, 5.3769% 5/20/09 (a)(c)	5,200,000	5,199,775
Argent Securities Trust Series 2006-M1:
Class M7, 6.3406% 7/25/36 (c)	5,600,000	5,600,000
Class M8, 6.5406% 7/25/36 (c)	5,600,000	5,600,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.1225% 9/25/33 (c)	20,835,000	21,098,227
Series 2003-W7 Class A2, 5.7125% 3/1/34 (c)	1,076,925	1,078,608
Series 2004-W11 Class M2, 6.0225% 11/25/34 (c)	3,860,000	3,906,247
Series 2004-W5 Class M1, 5.9225% 4/25/34 (c)	3,960,000	3,964,546
Series 2004-W7:
Class M1, 5.8725% 5/25/34 (c)	4,085,000	4,114,431
Class M2, 5.9225% 5/25/34 (c)	3,320,000	3,344,664
Class M5, 6.6725% 5/25/34 (c)	1,550,000	1,572,567
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2006-W4:
Class M2, 5.6425% 5/25/36 (c)	$ 11,235,000	$ 11,230,136
Class A2C, 5.4825% 5/25/36 (c)	10,675,000	10,677,546
Class M3, 5.6625% 5/25/36 (c)	8,990,000	8,986,143
Arran Funding Ltd. Series 2005-A Class C, 5.4006% 12/15/10 (c)	26,765,000	26,756,971
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.0988% 4/15/33 (c)	9,880,981	9,899,990
Series 2003-HE3 Class M1, 6.0288% 6/15/33 (c)	2,185,000	2,191,754
Series 2003-HE6 Class M1, 5.9725% 11/25/33 (c)	3,475,000	3,499,876
Series 2004-HE2 Class M1, 5.8725% 4/25/34 (c)	6,060,000	6,112,748
Series 2004-HE3:
Class M1, 5.8625% 6/25/34 (c)	1,450,000	1,461,868
Class M2, 6.4425% 6/25/34 (c)	3,350,000	3,389,922
Series 2004-HE6 Class A2, 5.6825% 6/25/34 (c)	8,960,295	8,981,213
Series 2005-HE1 Class M1, 5.8225% 3/25/35 (c)	4,460,000	4,487,062
Series 2005-HE2:
Class M1, 5.7725% 3/25/35 (c)	8,250,000	8,298,319
Class M2, 5.8225% 3/25/35 (c)	2,065,000	2,081,355
Series 2005-HE3 Class A4, 5.5225% 4/25/35 (c)	10,047,843	10,051,897
Series 2005-HE6 Class A2B, 5.5725% 7/25/35 (c)	10,000,000	10,023,287
Series 2005-HE8 Class M2, 5.7725% 11/25/35 (c)	2,105,000	2,116,290
Series 2006-HE2 Class M3, 5.7125% 3/25/36 (c)	3,984,000	3,991,439
Series 2006-HE4 Class M1, 5.6325% 5/25/36 (c)	14,283,000	14,277,452
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.5788% 12/15/09 (c)	20,655,000	20,690,940
Series 2002-C1 Class C1, 6.1588% 12/15/09 (c)	7,980,000	8,025,236
Series 2003-C4 Class C4, 6.2288% 2/15/11 (c)	14,910,000	15,136,137
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.7606% 5/28/44 (c)	5,688,550	5,699,032
Bayview Financial Asset Trust Series 2003-F Class A, 5.8406% 9/28/43 (c)	6,302,913	6,305,870
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7906% 2/28/44 (c)	3,793,257	3,801,514
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.2106% 2/28/41 (c)	16,698,707	16,703,086
Bear Stearns Asset Backed Securities, Inc. Series 2005-3 Class A1, 5.7725% 9/25/35 (c)	2,660,491	2,663,310
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 5.8225% 2/25/35 (c)	6,655,000	6,689,887
Class M2, 6.0725% 2/25/35 (c)	2,430,000	2,451,917
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I: - continued
Series 2005-HE5 Class 1A1, 5.4325% 6/25/35 (c)	$ 2,795,819	$ 2,796,096
Bear Stearns Asset Backed Securities NIMS Trust Series 2004-HE8N Class A1, 5% 9/25/34 (a)	212,395	212,090
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.6688% 6/15/10 (a)(c)	2,356,234	2,358,565
Series 2003-2 Class B, 5.4788% 1/15/09 (c)	1,210,052	1,210,509
Series 2005-1 Class B, 5.5738% 6/15/10 (c)	5,725,000	5,753,041
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.4788% 1/15/10 (c)	7,444,241	7,453,033
Series 2004-B Class A4, 5.3088% 8/15/11 (c)	16,300,000	16,303,188
Capital One Master Trust:
Series 1999-3 Class B, 5.6788% 9/15/09 (c)	5,000,000	5,000,205
Series 2001-1 Class B, 5.7088% 12/15/10 (c)	19,500,000	19,587,729
Series 2001-8A Class B, 5.7488% 8/17/09 (c)	9,585,000	9,593,455
Series 2002-4A Class B, 5.6988% 3/15/10 (c)	6,000,000	6,021,346
Capital One Multi-Asset Execution Trust:
Series 2003-C1 Class C1, 7.7488% 3/15/11 (c)	15,500,000	16,092,548
Series 2004-C1 Class C1, 3.4% 11/16/09	20,510,000	20,250,309
Capital Trust Ltd. Series 2004-1:
Class A2, 5.7169% 7/20/39 (a)(c)	2,968,000	2,972,687
Class B, 6.0169% 7/20/39 (a)(c)	1,550,000	1,562,184
Class C, 6.3669% 7/20/39 (a)(c)	1,994,000	2,007,650
Carrington Mortgage Loan Trust:
Series 2005-FRE1 Class A2, 5.5025% 12/25/35 (c)	15,580,000	15,583,999
Series 2006-FRE1:
Class M7, 6.2906% 7/25/36 (c)	3,308,000	3,308,000
Class M9, 7.2406% 7/25/36 (c)	2,112,000	2,112,000
Series 2006-NC2:
Class M6, 5.61% 6/25/36 (c)	9,000,000	9,004,922
Class M7, 6.02% 6/25/36 (c)	2,500,000	2,500,000
Series 2006-RFC1:
Class M7, 5.9406% 5/25/36 (c)	2,275,000	2,277,424
Class M8, 6.1306% 5/25/36 (c)	1,485,000	1,484,958
Class M9, 6.9506% 5/25/36 (c)	1,095,000	1,094,966
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 6.6263% 1/25/32 (c)	1,786,263	1,787,436
Series 2002-HE2 Class M1, 6.0225% 1/25/33 (c)	9,278,431	9,281,455
Series 2003-HE1 Class M1, 6.2225% 8/25/33 (c)	1,907,142	1,910,538
Series 2003-HE3 Class M1, 6.0225% 11/25/33 (c)	1,971,336	1,991,162
Series 2004-HE2 Class M2, 6.5225% 7/26/34 (c)	2,345,000	2,361,572
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.4469% 5/20/17 (a)(c)	6,257,796	6,249,179
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.6788% 3/16/09 (c)	$ 1,305,000	$ 1,306,411
Series 2003-6 Class C, 5.9988% 2/15/11 (c)	16,400,000	16,609,948
Series 2004-1 Class B, 5.3988% 5/15/09 (c)	4,105,000	4,104,720
Chase Issuance Trust Series 2006-C3 Class C3, 5.3106% 6/15/11 (c)	17,435,000	17,435,000
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.77% 12/10/08 (c)	11,945,000	11,957,572
Series 2002-B1 Class B1, 5.29% 6/25/09 (c)	9,010,000	9,030,813
Series 2002-C1 Class C1, 6.15% 2/9/09 (c)	17,500,000	17,577,350
Series 2003-C1 Class C1, 5.65% 4/7/10 (c)	17,785,000	18,066,864
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 5.7325% 12/25/33 (a)(c)	5,683,446	5,683,446
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 5.3088% 6/15/11 (c)	18,000,000	17,985,172
Class B, 5.5988% 6/15/11 (c)	2,280,000	2,281,551
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.11% 4/25/46 (a)(c)	28,405,000	28,405,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.7525% 5/25/33 (c)	889,081	890,434
Series 2003-BC1 Class M2, 7.3225% 9/25/32 (c)	8,906,554	8,944,547
Series 2003-SD3 Class A1, 5.7425% 12/25/32 (a)(c)	283,021	284,004
Series 2004-14 Class M1, 5.8325% 6/25/35 (c)	13,520,000	13,623,387
Series 2004-2 Class M1, 5.8225% 5/25/34 (c)	7,650,000	7,680,893
Series 2004-3:
Class 3A4, 5.5725% 8/25/34 (c)	219,994	220,270
Class M1, 5.8225% 6/25/34 (c)	1,475,000	1,482,538
Class M4, 6.2925% 4/25/34 (c)	4,000,000	4,018,796
Series 2004-4:
Class A, 5.6925% 8/25/34 (c)	940,994	942,088
Class M1, 5.8025% 7/25/34 (c)	3,650,000	3,672,370
Class M2, 5.8525% 6/25/34 (c)	6,885,000	6,922,036
Series 2005-1:
Class 1AV2, 5.5225% 7/25/35 (c)	8,780,000	8,784,090
Class M1, 5.7425% 8/25/35 (c)	3,525,000	3,535,809
Class MV1, 5.7225% 7/25/35 (c)	3,135,000	3,145,649
Class MV2, 5.7625% 7/25/35 (c)	3,765,000	3,779,843
Series 2005-AB1 Class A2, 5.5325% 8/25/35 (c)	17,520,000	17,536,872
Series 2005-BC1 Class 2A2, 5.5225% 5/25/35 (c)	6,597,091	6,598,818
Series 2005-IM1 Class A1, 5.4525% 11/25/35 (c)	4,803,324	4,803,424
CPS Auto Receivables Trust Series 2006-B Class A2, 5.71% 12/15/09 (a)	6,000,000	6,005,625
Asset-Backed Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
Series 2003-6:
Class M2, 6.9925% 2/25/34 (c)	$ 920,000	$ 934,758
Class M3, 7.2725% 2/25/34 (c)	1,655,000	1,677,950
Series 2003-8 Class A2, 5.7125% 4/25/34 (c)	438,745	439,952
Series 2004-FRE1 Class M3, 5.9725% 4/25/34 (c)	3,630,892	3,630,827
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.5288% 5/16/11 (c)	8,155,000	8,198,122
Series 2005-1 Class B, 5.3488% 9/16/10 (c)	12,750,000	12,758,744
Series 2005-3 Class B, 5.3888% 5/15/11 (c)	18,000,000	18,014,191
Series 2006-1 Class B1, 5.3488% 8/16/11 (c)	14,629,000	14,631,673
Drive Auto Receivables Trust Series 2006-1 Class A2, 5.49% 8/17/09 (a)	5,625,000	5,624,561
DriveTime Auto Owner Trust Series 2006-A Class A2, 5.422% 10/15/09 (a)	5,000,000	5,000,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 5.3522% 5/28/35 (c)	1,151,854	1,152,034
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M2, 7.0725% 11/25/33 (c)	527,259	529,272
Series 2004-2 Class M2, 6.4725% 7/25/34 (c)	9,890,000	9,889,816
Series 2004-3 Class M5, 6.7725% 8/25/34 (c)	2,000,000	2,029,295
Series 2005-2 Class 2A1, 5.4425% 12/25/35 (c)	9,958,288	9,958,961
First Franklin Mortgage Loan Asset Backed Trust Certificates:
Series 2005-FF2 Class A2A, 5.4125% 3/25/35 (c)	1,718,623	1,718,810
Series 2006-FF6 Class M1, 5.6125% 4/25/36 (c)	6,965,000	6,959,463
First Franklin Mortgage Loan Trust:
Series 2003-FFH1 Class M1, 6.0225% 9/25/33 (c)	5,000,000	5,029,756
Series 2004-FF2:
Class M3, 5.8725% 3/25/34 (c)	400,000	401,079
Class M4, 6.2225% 3/25/34 (c)	300,000	301,828
Series 2006-FF10 Class M7, 6.2225% 7/25/36 (c)	4,000,000	4,000,000
Series 2006-FF7 Class M1, 5.5725% 5/25/36 (c)	7,000,000	7,000,000
Ford Credit Auto Owner Trust Series 2003-B Class B2, 5.6288% 10/15/07 (c)	19,600,000	19,611,233
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.3488% 5/15/10 (c)	9,590,000	9,589,328
Class B, 5.6388% 5/15/10 (c)	8,020,000	8,030,977
Series 2006-3:
Class A, 5.4822% 6/15/11 (c)	7,340,000	7,342,294
Class B, 5.7522% 6/15/11 (c)	10,435,000	10,438,261
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.7725% 2/25/34 (c)	$ 467,888	$ 468,586
Class M2, 5.8225% 2/25/34 (c)	800,000	801,620
Series 2004-B Class M1, 5.9025% 5/25/34 (c)	1,695,000	1,704,008
Series 2004-C Class 2A2, 5.8725% 8/25/34 (c)	10,000,000	10,053,016
Series 2004-D Class 3A2, 5.6025% 11/25/34 (c)	1,248,436	1,251,233
Series 2005-2 Class 2A1, 5.4325% 6/25/35 (c)	3,707,436	3,707,371
Series 2005-A:
Class 2A2, 5.5625% 2/25/35 (c)	7,114,617	7,120,239
Class M1, 5.7525% 1/25/35 (c)	1,603,000	1,613,831
Class M2, 5.7825% 1/25/35 (c)	2,325,000	2,337,352
Class M3, 5.8125% 1/25/35 (c)	1,250,000	1,258,683
Class M4, 6.0025% 1/25/35 (c)	925,000	934,715
Series 2006-A:
Class M3, 5.7025% 5/25/36 (c)	3,545,000	3,543,514
Class M4, 5.7225% 5/25/36 (c)	5,315,000	5,314,859
Class M5, 5.8225% 5/25/36 (c)	2,847,000	2,854,700
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (a)	258,616	257,970
GE Business Loan Trust Series 2003-1 Class A, 5.6288% 4/15/31 (a)(c)	4,326,116	4,346,579
GE Capital Credit Card Master Note Trust Series 2005-2:
Class A, 5.2088% 6/15/11 (c)	30,000,000	29,997,885
Class B, 5.3988% 6/15/11 (c)	6,475,000	6,479,215
Gracechurch Card Funding PLC:
Series 11 Class C, 5.3606% 11/15/10 (c)	20,510,000	20,509,795
Series 5:
Class B, 5.4288% 8/15/08 (c)	1,520,000	1,520,237
Class C, 6.1288% 8/15/08 (c)	5,580,000	5,584,285
Series 6 Class B, 5.3888% 2/17/09 (c)	1,030,000	1,029,865
Series 8 Class C, 5.5288% 6/15/10 (c)	18,450,000	18,449,816
Series 9:
Class B, 5.3488% 9/15/10 (c)	3,560,000	3,559,964
Class C, 5.5088% 9/15/10 (c)	13,000,000	13,016,250
GSAMP Trust:
Series 2002-HE Class M1, 6.5169% 11/20/32 (c)	2,882,888	2,885,585
Series 2002-NC1 Class A2, 5.6425% 7/25/32 (c)	54,777	55,441
Series 2003-FM1 Class M1, 6.0869% 3/20/33 (c)	12,735,683	12,742,772
Series 2004-FM1:
Class M1, 5.9725% 11/25/33 (c)	2,476,297	2,476,244
Class M2, 6.7225% 11/25/33 (c)	1,975,000	1,999,636
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-FM2:
Class M1, 5.8225% 1/25/34 (c)	$ 3,495,567	$ 3,495,493
Class M2, 6.4225% 1/25/34 (c)	1,500,000	1,499,968
Class M3, 6.6225% 1/25/34 (c)	1,500,000	1,499,970
Series 2004-HE1:
Class M1, 5.8725% 5/25/34 (c)	4,045,000	4,044,898
Class M2, 6.4725% 5/25/34 (c)	1,750,000	1,772,324
Series 2005-9 Class 2A1, 5.4425% 8/25/35 (c)	8,845,620	8,839,158
Series 2005-HE2 Class M, 5.7525% 3/25/35 (c)	8,780,000	8,820,391
Series 2005-MTR1 Class A1, 5.4625% 10/25/35 (c)	12,999,316	12,999,316
Series 2005-NC1 Class M1, 5.7725% 2/25/35 (c)	9,010,000	9,057,911
Series 2006-FM1:
Class A2C, 5.4825% 4/25/36 (c)	7,500,000	7,504,142
Class M1, 5.6225% 4/25/36 (c)	9,646,000	9,645,746
Class M3, 5.6725% 4/25/36 (c)	2,534,000	2,532,987
Class M5, 5.7825% 4/25/36 (c)	3,500,000	3,499,908
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.4025% 5/25/30 (a)(c)	20,090,000	20,108,834
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.1225% 6/25/32 (c)	10,000,000	10,005,340
Series 2002-3 Class A5, 5.7625% 2/25/33 (c)	2,763	2,763
Series 2002-5 Class M1, 6.5225% 5/25/33 (c)	11,435,329	11,452,442
Series 2003-1 Class M1, 6.3225% 6/25/33 (c)	6,529,228	6,536,923
Series 2003-2 Class M1, 6.2025% 8/25/33 (c)	1,861,177	1,865,959
Series 2003-3 Class M1, 6.1825% 8/25/33 (c)	7,951,067	7,974,643
Series 2003-4 Class M1, 6.1225% 10/25/33 (c)	1,940,553	1,947,638
Series 2003-5:
Class A2, 5.6725% 12/25/33 (c)	736,646	738,407
Class M1, 6.0225% 12/25/33 (c)	3,175,000	3,197,839
Class M2, 7.0525% 12/25/33 (c)	3,235,000	3,293,202
Series 2003-7 Class A2, 5.7025% 3/25/34 (c)	658,303	658,621
Series 2003-8 Class M1, 6.0425% 4/25/34 (c)	4,585,000	4,630,597
Series 2004-1 Class M1, 5.9525% 6/25/34 (c)	10,115,000	10,257,088
Series 2004-2 Class A2, 5.6125% 7/25/34 (c)	992,348	992,846
Series 2004-3:
Class M1, 5.8925% 8/25/34 (c)	2,015,000	2,025,880
Class M2, 6.5225% 8/25/34 (c)	2,200,000	2,232,053
Series 2004-4 Class A2, 5.6425% 10/25/34 (c)	2,509,752	2,514,338
Series 2004-6 Class A2, 5.6725% 12/25/34 (c)	4,878,619	4,889,879
Series 2004-7 Class A3, 5.7125% 1/25/35 (c)	5,476,412	5,507,654
Series 2005-1:
Class M1, 5.7525% 5/25/35 (c)	9,705,000	9,743,616
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M2, 5.7725% 5/25/35 (c)	$ 5,780,000	$ 5,802,582
Class M3, 5.8225% 5/25/35 (c)	5,845,000	5,872,867
Series 2005-2:
Class 2A2, 5.5225% 7/25/35 (c)	13,170,000	13,179,264
Class M1, 5.7725% 7/25/35 (c)	10,085,000	10,120,321
Series 2005-3 Class M1, 5.7325% 8/25/35 (c)	9,450,000	9,481,918
Series 2005-5 Class 2A2, 5.5725% 11/25/35 (c)	15,000,000	15,044,556
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 5.4888% 8/15/08 (c)	10,000,000	10,000,348
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.5969% 9/20/33 (c)	1,581,104	1,582,199
Class M, 5.8469% 9/20/33 (c)	743,514	744,174
Series 2004-1 Class M, 5.7869% 9/20/33 (c)	1,547,230	1,554,055
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.6269% 2/20/34 (c)	1,892,143	1,893,822
Class M, 5.7669% 2/20/34 (c)	1,143,996	1,145,011
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 5.7488% 1/18/11 (c)	8,850,000	8,860,559
Series 2002-2:
Class A, 5.3688% 1/18/11 (c)	9,000,000	9,005,705
Class B, 5.7488% 1/18/11 (c)	14,275,000	14,314,071
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.7269% 1/20/35 (c)	1,997,796	2,002,221
Class M2, 5.7569% 1/20/35 (c)	1,496,024	1,501,313
Series 2005-3:
Class A1, 5.5269% 1/20/35 (c)	5,061,480	5,066,013
Class M1, 5.6869% 1/20/35 (c)	2,960,966	2,966,389
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.5725% 6/25/35 (c)	5,148,305	5,151,833
Class M1, 5.7925% 6/25/35 (c)	4,100,000	4,114,982
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	14,230,000	14,216,624
Keycorp Student Loan Trust Series 1999-A Class A2, 5.81% 12/27/09 (c)	12,333,857	12,374,519
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.1425% 6/25/33 (c)	18,041,302	18,083,204
Series 2003-3 Class M1, 6.0725% 7/25/33 (c)	7,711,118	7,742,507
Series 2004-2:
Class M1, 5.8525% 6/25/34 (c)	4,275,000	4,283,068
Class M2, 6.4025% 6/25/34 (c)	1,400,000	1,412,070
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2005-2 Class 2A2, 5.5025% 4/25/35 (c)	$ 12,000,000	$ 12,003,258
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 6.0525% 4/25/33 (c)	989,385	994,744
Class M2, 7.1725% 4/25/33 (c)	1,500,000	1,520,325
Series 2004-FRE1 Class M1, 5.8725% 7/25/34 (c)	5,223,000	5,234,308
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.5588% 1/15/09 (c)	30,353,000	30,356,755
Series 2002-B2 Class B2, 5.5788% 10/15/09 (c)	20,000,000	20,053,894
Series 2002-B4 Class B4, 5.6988% 3/15/10 (c)	14,800,000	14,875,601
Series 2003-B1 Class B1, 5.6388% 7/15/10 (c)	13,490,000	13,567,800
Series 2003-B2 Class B2, 5.5888% 10/15/10 (c)	1,530,000	1,538,450
Series 2003-B3 Class B3, 5.5738% 1/18/11 (c)	1,130,000	1,135,314
Series 2003-B5 Class B5, 5.5688% 2/15/11 (c)	705,000	709,261
Series 2005-C3 Class C, 5.4688% 3/15/11 (c)	22,170,000	22,221,592
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.3983% 9/15/10 (c)	7,800,000	7,831,835
Series 1998-G Class B, 5.5988% 2/17/09 (c)	20,000,000	20,008,414
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8225% 7/25/34 (c)	2,125,000	2,129,681
Class M2, 5.8725% 7/25/34 (c)	375,000	375,928
Class M3, 6.2725% 7/25/34 (c)	775,000	779,921
Class M4, 6.4225% 7/25/34 (c)	525,000	528,637
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 6.0225% 7/25/34 (c)	2,321,000	2,340,544
Series 2003-OPT1 Class M1, 5.9725% 7/25/34 (c)	1,565,000	1,575,176
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)	34,300	34,040
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC7 Class M1, 6.0225% 6/25/33 (c)	1,738,438	1,743,761
Series 2003-NC8 Class M1, 6.0225% 9/25/33 (c)	2,349,846	2,358,991
Series 2004-HE6 Class A2, 5.6625% 8/25/34 (c)	2,962,119	2,970,641
Series 2004-NC2 Class M1, 5.8725% 12/25/33 (c)	2,595,000	2,611,655
Series 2004-NC6 Class A2, 5.6625% 7/25/34 (c)	1,076,297	1,077,397
Series 2005-1 Class M2, 5.7925% 12/25/34 (c)	4,425,000	4,448,579
Series 2005-HE1:
Class A3B, 5.5425% 12/25/34 (c)	2,277,094	2,279,500
Class M1, 5.7725% 12/25/34 (c)	1,100,000	1,107,285
Class M2, 5.7925% 12/25/34 (c)	2,970,000	2,986,939
Series 2005-HE2:
Class M1, 5.7225% 1/25/35 (c)	2,665,000	2,682,295
Class M2, 5.7625% 1/25/35 (c)	1,900,000	1,908,181
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-NC1:
Class M1, 5.7625% 1/25/35 (c)	$ 2,425,000	$ 2,441,971
Class M2, 5.7925% 1/25/35 (c)	2,425,000	2,432,617
Class M3, 5.8325% 1/25/35 (c)	2,425,000	2,442,604
Series 2005-NC2 Class B1, 6.4925% 3/25/35 (c)	3,000,000	3,018,740
Series 2006-HE3:
Class B1, 6.2225% 4/25/36 (c)	2,900,000	2,900,290
Class B3, 7.2225% 4/25/36 (c)	6,450,000	6,450,645
Series 2006-HE4:
Class M1, 5.5822% 6/25/36 (c)	3,560,000	3,560,712
Class M2:
5.6022% 6/25/36 (c)	6,230,000	6,231,246
5.6122% 6/25/36 (c)	4,450,000	4,450,890
Class M4, 5.6522% 6/25/36 (c)	1,780,000	1,780,356
Series 2006-HE5:
Class AC2, 5.4806% 8/25/36 (c)	8,510,000	8,511,702
Class B1, 6.3106% 8/25/36 (c)	17,690,000	17,693,715
Class B3, 7.2906% 8/25/36 (c)	4,085,000	4,085,776
Series 2006-NC4:
Class A2D, 5.3206% 6/25/36 (c)	8,865,000	8,866,773
Class M2, 5.4522% 6/25/36 (c)	3,000,000	3,000,600
Class M3, 5.6122% 6/25/36 (c)	1,000,000	1,000,200
Class M4, 5.6522% 6/25/36 (c)	2,000,000	2,000,400
Class M5, 5.6722% 6/25/36 (c)	2,000,000	2,000,400
Class M6, 5.7522% 6/25/36 (c)	1,000,000	1,000,200
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.5975% 2/25/32 (c)	802,165	808,379
Series 2001-NC4 Class M1, 6.8225% 1/25/32 (c)	2,035,316	2,036,958
Series 2002-AM3 Class A3, 5.8125% 2/25/33 (c)	705,709	707,603
Series 2002-HE1 Class M1, 5.9225% 7/25/32 (c)	5,860,000	5,928,994
Series 2002-HE2 Class M1, 6.0225% 8/25/32 (c)	9,925,000	10,062,130
Series 2002-NC3 Class A3, 5.6625% 8/25/32 (c)	147,864	147,971
Series 2002-OP1 Class M1, 6.0725% 9/25/32 (c)	3,894,745	3,896,748
Series 2003-NC1 Class M1, 6.3725% 11/25/32 (c)	2,391,382	2,401,634
Morgan Stanley Home Equity Loans Trust Series 2006-3:
Class M1, 5.6125% 4/25/36 (c)	4,000,000	4,000,400
Class M4, 5.7025% 4/25/36 (c)	6,000,000	6,000,600
Class M5, 5.7325% 4/25/36 (c)	2,000,000	2,000,200
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.4325% 2/25/13 (c)	18,350,000	18,392,829
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust:
Series 2003-1 Class M2, 7.3725% 2/25/33 (c)	$ 4,960,000	$ 4,967,849
Series 2003-6 Class M1, 6.0425% 1/25/34 (c)	8,364,478	8,436,980
Series 2005-1:
Class M1, 5.7725% 3/25/35 (c)	4,395,000	4,412,194
Class M2, 5.8025% 3/25/35 (c)	4,395,000	4,415,943
Class M3, 5.8425% 3/25/35 (c)	2,120,000	2,136,281
Series 2005-4 Class M2, 5.8325% 9/25/35 (c)	9,815,000	9,865,162
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 5.3388% 6/15/09 (c)	2,127,835	2,128,175
Series 2004-A Class A4A, 5.2688% 6/15/10 (c)	10,570,000	10,576,877
Series 2005-A Class A4, 5.2488% 8/15/11 (c)	17,595,000	17,594,960
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7725% 6/25/34 (c)	1,413,948	1,419,417
Class M4, 6.2975% 6/25/34 (c)	2,435,000	2,454,934
Novastar Mortgage Funding Trust Series 2006-2 Class M1, 5.408% 6/25/36 (c)	9,100,000	9,101,001
Ocala Funding LLC:
Series 2005-1A Class A, 6.7669% 3/20/10 (a)(c)	3,675,000	3,675,000
Series 2006-1A Class A, 6.4806% 3/20/11 (a)(c)	8,090,000	8,090,000
Option One Mortgage Loan Trust Series 2004-3 Class M3, 5.9725% 11/25/34 (c)	2,365,000	2,372,388
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 5.4425% 6/25/36 (c)	8,604,530	8,605,475
Series 2005-4 Class A2A1, 5.4425% 8/25/36 (c)	12,265,920	12,267,883
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.9525% 9/25/34 (c)	3,745,000	3,791,361
Class M2, 6.0025% 9/25/34 (c)	1,755,000	1,771,862
Class M3, 6.5725% 9/25/34 (c)	3,355,000	3,399,009
Class M4, 6.7725% 9/25/34 (c)	4,700,000	4,759,155
Series 2004-WCW2:
Class A2, 5.7025% 10/25/34 (c)	2,821,513	2,826,302
Class M3, 5.8725% 7/25/35 (c)	2,755,000	2,770,447
Series 2004-WHQ2 Class M1, 5.9125% 2/25/35 (c)	8,000,000	8,049,391
Series 2004-WWF1:
Class M2, 6.0025% 2/25/35 (c)	11,060,000	11,175,408
Class M3, 6.0625% 2/25/35 (c)	1,370,000	1,386,935
Series 2005-WCH1:
Class A3B, 5.5425% 1/25/35 (c)	1,763,698	1,765,534
Class M2, 5.8425% 1/25/35 (c)	4,175,000	4,198,356
Class M3, 5.8825% 1/25/35 (c)	3,290,000	3,317,001
Class M4, 6.1525% 1/25/35 (c)	5,750,000	5,796,978
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M5, 6.2025% 1/25/35 (c)	$ 7,095,000	$ 7,173,520
Class M6, 6.3025% 1/25/35 (c)	2,650,000	2,675,750
Series 2005-WHQ2:
Class M7, 6.5725% 5/25/35 (c)	12,030,000	12,100,369
Class M9, 7.2025% 5/25/35 (c)	3,475,000	3,476,638
Providian Master Note Trust:
Series 2005-2 Class C2, 5.6988% 11/15/12 (a)(c)	17,800,000	17,799,822
Series 2006-C1A Class C1, 5.7488% 3/16/15 (a)(c)	12,585,000	12,585,000
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 5.9825% 10/25/33 (c)	6,000,000	6,042,434
Class MII2, 7.1225% 10/25/33 (c)	1,622,000	1,658,748
Series 2004-RS10 Class MII2, 6.5725% 10/25/34 (c)	5,500,000	5,604,675
Series 2005-SP2 Class 1A1, 5.4725% 5/25/44 (c)	7,846,417	7,848,232
Residential Asset Securities Corp. Series 2005-KS7 Class A1, 5.4225% 8/25/35 (c)	4,720,392	4,720,711
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.7225% 4/25/33 (c)	35,133	35,229
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.8525% 3/25/35 (c)	4,415,000	4,423,136
Series 2004-2 Class MV1, 5.9025% 8/25/35 (c)	4,495,000	4,513,981
Series 2005-1 Class A2B, 5.5425% 5/25/35 (c)	14,628,175	14,638,393
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1 Class M1, 5.8425% 2/25/34 (c)	2,910,000	2,920,933
Series 2006-NC1:
Class A2, 5.4825% 3/25/36 (c)	10,000,000	10,002,412
Class M1, 5.6225% 3/25/36 (c)	10,000,000	9,999,724
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M2, 6.9225% 8/25/34 (c)	3,640,000	3,674,693
Series 2003-BC4 Class M1, 5.9225% 11/25/34 (c)	1,810,000	1,820,433
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.0225% 8/25/33 (c)	9,005,000	9,028,429
Series 2004-8 Class M5, 6.4725% 9/25/34 (c)	2,395,000	2,430,087
Series 2005-1 Class M4, 6.0825% 2/25/35 (a)(c)	3,990,000	4,038,461
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.6825% 2/25/34 (c)	550,022	550,010
Series 2005-5N Class 3A1A, 5.6225% 11/25/35 (c)	14,479,285	14,491,345
Series 2006-OPT1:
Class M1, 5.6225% 4/25/36 (c)	5,000,000	4,998,077
Class M2, 5.6625% 4/25/36 (c)	4,000,000	4,000,000
Class M3, 5.7225% 4/25/36 (c)	6,027,000	6,019,533
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.6488% 3/15/11 (a)(c)	$ 10,835,000	$ 10,835,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.3988% 6/15/10 (c)	6,840,000	6,854,658
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.7525% 9/25/34 (c)	601,972	604,790
Series 2003-6HE Class A1, 5.7925% 11/25/33 (c)	644,058	646,397
Series 2005-14HE Class AF1, 5.4625% 8/25/36 (c)	4,842,506	4,843,033
Series 2005-8HE Class A1, 5.4425% 7/25/35 (a)(c)	2,281,206	2,281,595
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	20,760,000	20,716,196
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.5536% 5/16/11 (a)(c)	17,300,000	17,300,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.44% 6/15/09	5,445,000	5,434,709
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)	1,332,047	1,328,903
Whinstone Capital Management Ltd. Series 1A Class B3, 6% 10/25/44 (a)(c)	22,670,000	22,663,199
TOTAL ASSET-BACKED SECURITIES (Cost $2,596,679,664)		2,600,918,404
Collateralized Mortgage Obligations - 21.7%

Private Sponsor - 12.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.7225% 2/25/35 (c)	4,705,755	4,722,213
Series 2004-4 Class 5A2, 5.7225% 3/25/35 (c)	1,774,079	1,777,242
Series 2005-1 Class 5A2, 5.6525% 5/25/35 (c)	3,267,299	3,257,763
Series 2005-10:
Class 5A1, 5.5825% 1/25/36 (c)	11,028,473	11,029,637
Class 5A2, 5.6425% 1/25/36 (c)	507,310	507,614
Series 2005-2:
Class 6A2, 5.6025% 6/25/35 (c)	1,324,910	1,326,692
Class 6M2, 5.8025% 6/25/35 (c)	10,145,000	10,205,083
Series 2005-3 Class 8A2, 5.5625% 7/25/35 (c)	10,492,738	10,512,128
Series 2005-4 Class 7A2, 5.5525% 8/25/35 (c)	4,615,132	4,630,532
Series 2005-8 Class 7A2, 5.6025% 11/25/35 (c)	5,232,756	5,247,286
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.5125% 5/25/46 (c)	11,967,106	11,967,106
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.6125% 3/25/35 (c)	10,026,245	10,062,952
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Argent Securities, Inc.:
floater Series 2006-W5:
Class M2, 5.6325% 6/25/36 (c)	$ 4,000,000	$ 4,000,000
Class M3, 5.6525% 6/25/36 (c)	2,000,000	2,000,000
Class M4, 5.6925% 6/25/36 (c)	2,000,000	2,000,000
Class M6, 5.8025% 6/25/36 (c)	3,000,000	3,000,000
Series 2006-W5 Class M1, 5.6125% 6/25/36 (c)	3,000,000	3,000,000
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.7006% 4/12/56 (a)(c)	11,365,000	11,365,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1163% 8/25/35 (c)	14,678,218	14,506,828
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6025% 1/25/35 (c)	13,080,798	13,104,008
Series 2005-2 Class 1A1, 5.5725% 3/25/35 (c)	8,402,580	8,404,884
Series 2005-5 Class 1A1, 5.5425% 7/25/35 (c)	11,939,785	11,940,048
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 5.7225% 5/25/33 (c)	3,262,969	3,265,792
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.7225% 3/25/34 (c)	1,729,469	1,731,758
Series 2004-AR3 Class 6A2, 5.6925% 4/25/34 (c)	848,201	848,908
Series 2004-AR4 Class 5A2, 5.6925% 5/25/34 (c)	846,156	845,650
Series 2004-AR5 Class 11A2, 5.6925% 6/25/34 (c)	1,334,702	1,335,913
Series 2004-AR6 Class 9A2, 5.6925% 10/25/34 (c)	1,805,796	1,809,206
Series 2004-AR7 Class 6A2, 5.7025% 8/25/34 (c)	2,788,103	2,794,525
Series 2004-AR8 Class 8A2, 5.7025% 9/25/34 (c)	2,116,538	2,122,773
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.6125% 11/25/35 (c)	5,967,573	5,987,559
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.8719% 12/25/34 (c)	1,446,432	1,448,462
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(c)	31,575,000	31,579,736
Class CB, 5.3081% 10/11/41 (a)(c)	2,100,000	2,099,853
Class DB, 5.4981% 10/11/41 (a)(c)	8,485,000	8,484,406
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.4938% 12/21/24 (c)	5,300,000	5,305,777
Class B1, 5.5438% 12/20/54 (c)	7,050,000	7,049,387
Class M1, 5.6438% 12/20/54 (c)	5,300,000	5,299,560
Series 2005-2 Class C1, 5.6894% 12/20/54 (c)	7,975,000	7,971,013
Series 2005-4:
Class C1, 5.6194% 12/20/54 (c)	12,100,000	12,098,110
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2005-4:
Class M2, 5.4694% 12/20/54 (c)	$ 18,320,000	$ 18,317,138
Series 2006-1A Class C2, 5.7894% 12/20/54 (a)(c)	5,800,000	5,797,506
Series 2006-2 Class C1, 5.6106% 12/20/54 (c)	13,360,000	13,362,672
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.53% 1/20/43 (c)	9,785,000	10,004,125
Series 2003-3 Class 1C, 6.53% 1/20/44 (c)	4,590,000	4,706,184
Series 2004-2:
Class 1A2, 5.4838% 6/20/28 (c)	879,352	879,252
Class 1B, 5.5838% 6/20/44 (c)	166,268	166,272
Class 1C, 6.1138% 6/20/44 (c)	605,308	605,613
Class 1M, 5.6938% 6/20/44 (c)	444,699	444,724
Series 2004-3:
Class 1B, 5.5738% 9/20/44 (c)	1,006,960	1,007,141
Class 1C, 6.0038% 9/20/44 (c)	3,812,062	3,816,217
Class 1M, 5.6838% 9/20/44 (c)	575,406	575,578
GSAMP Trust floater Series 2006-HE3 Class M2, 5.6225% 5/25/36 (c)	10,800,000	10,800,000
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.4719% 5/19/35 (c)	8,195,781	8,208,919
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (c)	25,000,000	25,013,773
Class B, 4.77% 7/15/40 (c)	2,695,000	2,695,000
Class C, 5.32% 7/15/40 (c)	10,280,000	10,300,560
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 5.4125% 8/25/35 (c)	1,771,880	1,772,071
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.7725% 10/25/34 (c)	2,875,846	2,886,961
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.6925% 3/25/35 (c)	5,257,296	5,263,730
Series 2004-6 Class 1A2, 5.7125% 10/25/34 (c)	2,071,338	2,076,213
Series 2005-1:
Class M1, 5.7825% 4/25/35 (c)	2,124,977	2,129,579
Class M2, 5.8225% 4/25/35 (c)	3,720,207	3,727,216
Class M3, 5.8525% 4/25/35 (c)	912,842	916,227
Class M4, 6.0725% 4/25/35 (c)	538,727	540,542
Class M5, 6.0925% 4/25/35 (c)	538,727	540,474
Class M6, 6.1425% 4/25/35 (c)	861,961	864,733
Series 2005-2 Class 1A2, 5.6325% 4/25/35 (c)	8,850,969	8,873,096
Series 2005-3 Class A1, 5.5625% 8/25/35 (c)	10,092,051	10,088,159
Series 2005-4 Class 1B1, 6.6225% 5/25/35 (c)	3,530,470	3,534,883
Series 2005-6 Class 1M3, 5.9325% 10/25/35 (c)	2,761,736	2,767,311
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-7:
Class M1, 5.8025% 11/25/35 (c)	$ 1,560,095	$ 1,561,239
Class M2, 5.8425% 11/25/35 (c)	1,171,176	1,174,437
Class M3, 5.9425% 11/25/35 (c)	5,847,042	5,863,296
Class M4, 5.9825% 11/25/35 (c)	2,801,100	2,809,441
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9605% 11/25/35 (c)	2,155,000	2,090,538
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.4713% 9/26/45 (a)(c)	9,791,473	9,802,183
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.4125% 5/25/46 (c)	19,466,546	19,466,546
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 5.5925% 3/25/35 (c)	3,856,441	3,865,629
Series 2004-6 Class 4A2, 4.1402% 7/25/34 (c)	338,505	337,228
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 5.7125% 3/25/28 (c)	4,472,385	4,498,365
Series 2003-B Class A1, 5.6625% 4/25/28 (c)	4,544,160	4,565,190
Series 2003-D Class A, 5.6325% 8/25/28 (c)	4,112,395	4,120,711
Series 2003-E Class A2, 5.2938% 10/25/28 (c)	5,268,377	5,267,323
Series 2003-F Class A2, 5.42% 10/25/28 (c)	6,227,335	6,227,527
Series 2004-A Class A2, 4.34% 4/25/29 (c)	5,778,454	5,767,880
Series 2004-B Class A2, 5.5875% 6/25/29 (c)	4,700,032	4,688,851
Series 2004-C Class A2, 5.01% 7/25/29 (c)	6,311,743	6,301,351
Series 2004-D Class A2, 5.3238% 9/25/29 (c)	5,131,909	5,129,249
Series 2004-E:
Class A2B, 5.4394% 11/25/29 (c)	4,393,018	4,390,003
Class A2D, 5.6294% 11/25/29 (c)	1,021,632	1,024,851
Series 2004-G Class A2, 5.01% 11/25/29 (c)	2,142,863	2,143,992
Series 2005-A Class A2, 5.2138% 2/25/30 (c)	5,512,102	5,510,682
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.6925% 12/25/34 (c)	3,707,672	3,705,781
Class A2, 5.7725% 12/25/34 (c)	5,015,870	5,063,475
Series 2005-2 Class 1A1, 5.5825% 5/25/35 (c)	3,856,174	3,854,663
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.6125% 7/25/35 (c)	14,762,424	14,778,571
Series 2005-5 Class 1A1B, 5.5225% 12/25/35 (c)	7,595,000	7,595,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (c)	$ 4,845,000	$ 4,870,929
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.02% 6/10/42 (c)	15,400,000	15,464,732
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.95% 6/10/42 (c)	4,215,000	4,229,753
Series 3 Class C, 6.12% 6/10/42 (c)	10,700,000	10,800,580
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.75% 6/10/42 (c)	5,350,000	5,339,835
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.63% 6/10/42 (c)	8,065,000	8,073,509
Permanent Financing No. 8 PLC floater:
Series 3C, 5.82% 6/10/42 (c)	8,095,000	8,097,671
Series 8 Class 2C, 5.7% 6/10/42 (c)	9,945,000	9,945,209
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.6% 6/10/42 (a)(c)	3,105,000	3,103,845
Class 2C, 5.68% 6/10/42 (a)(c)	5,665,000	5,662,887
Class 3C, 5.8% 6/10/42 (a)(c)	4,880,000	4,878,170
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,216,062	3,212,172
Series 2005-AR5 Class 1A1, 4.838% 9/19/35 (c)	4,106,296	4,047,474
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 6.97% 3/10/35 (a)(c)	5,393,778	5,454,663
Class B5, 7.52% 3/10/35 (a)(c)	5,582,054	5,663,943
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.8225% 11/25/34 (c)	652,783	653,459
Series 2003-RP2 Class A1, 5.7725% 6/25/33 (a)(c)	2,395,670	2,406,899
Resmae Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.4225% 2/25/36 (a)(c)	8,362,459	8,362,451
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (c)	6,185,959	6,182,902
Series 2003-7 Class A2, 5.6419% 1/20/34 (c)	4,736,542	4,734,957
Series 2004-1 Class A, 5.02% 2/20/34 (c)	2,947,672	2,947,082
Series 2004-10 Class A4, 5.56% 11/20/34 (c)	5,186,175	5,188,232
Series 2004-3 Class A, 5.3063% 5/20/34 (c)	5,040,188	5,039,525
Series 2004-4 Class A, 5.48% 5/20/34 (c)	6,603,281	6,599,006
Series 2004-5 Class A3, 5.5769% 6/20/34 (c)	4,755,091	4,755,091
Series 2004-6:
Class A3A, 4.9644% 6/20/35 (c)	3,837,002	3,841,163
Class A3B, 5.1069% 7/20/34 (c)	479,625	479,649
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3A, 5.265% 8/20/34 (c)	$ 3,879,093	$ 3,878,983
Class A3B, 5.49% 7/20/34 (c)	698,023	699,659
Series 2004-8 Class A2, 5.31% 9/20/34 (c)	6,778,849	6,778,354
Series 2005-1 Class A2, 4.97% 2/20/35 (c)	4,057,920	4,055,572
Series 2005-2 Class A2, 5.19% 3/20/35 (c)	6,761,040	6,750,040
Series 2005-3 Class A1, 5.4669% 5/20/35 (c)	5,315,473	5,315,366
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6325% 7/25/35 (c)	8,015,510	8,050,035
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.7225% 9/25/33 (a)(c)	1,377,371	1,378,469
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.6925% 9/25/34 (c)	15,813,347	15,871,082
Series 2005-3 Class A4, 5.5925% 10/25/35 (c)	16,299,336	16,259,946
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1895% 10/20/35 (c)	1,720,000	1,677,478
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.5225% 8/25/45 (c)	7,697,016	7,696,871
Series 2005-AR13 Class A1C1, 5.5125% 10/25/45 (c)	15,162,301	15,160,687
Series 2005-AR17 Class A1C1, 5.5125% 12/25/45 (c)	8,664,666	8,663,289
Series 2005-AR19 Class A1C1, 5.5125% 12/25/45 (c)	12,802,635	12,807,477
Series 2005-AR6 Class 2A-1A, 5.5525% 4/25/45 (c)	4,086,208	4,087,944
Series 2006-AR5 Class A1B1, 5.4025% 6/25/46 (c)	13,671,977	13,671,977
Series 2006-AR7 Class C1B1, 5.395% 7/25/46 (c)	11,420,000	11,420,000
WaMu Mortgage Securities Corp. Series 2006-AR4 Class 1AC1, 5.4225% 5/25/46 (c)	3,740,693	3,735,987
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6783% 8/25/34 (c)	11,693,187	11,606,810
Series 2005-AR12 Class 2A1, 4.3196% 7/25/35 (c)	20,591,223	20,168,864
TOTAL PRIVATE SPONSOR		884,701,953
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 9.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.7519% 11/18/30 (c)	$ 719,900	$ 726,768
Series 2000-40 Class FA, 5.8225% 7/25/30 (c)	1,807,359	1,814,661
Series 2002-89 Class F, 5.6225% 1/25/33 (c)	2,538,495	2,541,937
planned amortization class Series 2003-24 CLass PB, 4.5% 12/25/12	15,799,407	15,630,246
target amortization class Series G94-2 Class D, 6.45% 1/25/24	3,315,320	3,345,933
Fannie Mae Grantor Trust:
floater Series 2005-90 Class FG, 5.5725% 10/25/35 (c)	46,585,678	46,377,585
Series 2005-83 Class ZL, 5.5% 10/25/35	943,039	938,618
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 5.6519% 8/18/31 (c)	1,911,817	1,921,297
Series 2001-38 Class QF, 6.3025% 8/25/31 (c)	7,367,670	7,566,633
Series 2001-44 Class FB, 5.6225% 9/25/31 (c)	1,661,425	1,667,795
Series 2001-46 Class F, 5.6519% 9/18/31 (c)	4,784,904	4,818,663
Series 2002-11 Class QF, 5.8225% 3/25/32 (c)	3,340,228	3,374,334
Series 2002-36 Class FT, 5.8225% 6/25/32 (c)	1,131,393	1,141,922
Series 2002-64 Class FE, 5.6019% 10/18/32 (c)	1,633,586	1,640,506
Series 2002-65 Class FA, 5.6225% 10/25/17 (c)	1,327,506	1,329,028
Series 2002-74 Class FV, 5.7725% 11/25/32 (c)	6,345,183	6,396,677
Series 2002-77 Class FY, 5.7225% 12/25/17 (c)	20,463,980	20,628,144
Series 2003-11:
Class DF, 5.7725% 2/25/33 (c)	2,221,865	2,240,610
Class EF, 5.7725% 2/25/33 (c)	1,372,462	1,377,033
Series 2003-119 Class FK, 5.8225% 5/25/18 (c)	2,500,000	2,525,404
Series 2003-131 Class FM, 5.7225% 12/25/29 (c)	2,799,864	2,808,156
Series 2003-15 Class WF, 5.6725% 8/25/17 (c)	4,591,506	4,611,670
Series 2003-63 Class F1, 5.6225% 11/25/27 (c)	4,316,840	4,316,298
Series 2005-45 Class XA, 5.6625% 6/25/35 (c)	66,208,842	66,083,761
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	90,462	90,144
Series 2002-28 Class PJ, 6.5% 3/25/31	515,870	514,196
Series 2005-72 Class FG, 5.5725% 5/25/35 (c)	48,977,423	48,811,047
Freddie Mac floater:
Series 2344 Class FP, 6.1488% 8/15/31 (c)	5,057,109	5,174,807
Series 2510 Class FE, 5.5988% 10/15/32 (c)	4,737,841	4,767,615
Series 3028 Class FM, 5.4488% 9/15/35 (c)	24,867,142	24,780,147
Series 3033 Class TF, 0% 9/15/35 (c)	804,315	756,182
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.3988% 7/15/31 (c)	$ 4,235,937	$ 4,243,484
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.7988% 6/15/29 (c)	888,578	894,108
Series 2406:
Class FP, 6.1788% 1/15/32 (c)	8,501,499	8,708,556
Class PF, 6.1788% 12/15/31 (c)	8,125,000	8,366,781
Series 2410 Class PF, 6.1788% 2/15/32 (c)	17,151,883	17,669,333
Series 2412 Class GF, 6.1488% 2/15/32 (c)	4,189,251	4,311,112
Series 2453 Class NF, 5.5988% 2/15/17 (c)	17,250,826	17,334,456
Series 2474 Class FJ, 5.5488% 7/15/17 (c)	3,468,280	3,483,418
Series 2526 Class FC, 5.5988% 11/15/32 (c)	2,086,810	2,095,674
Series 2538 Class FB, 5.5988% 12/15/32 (c)	5,188,501	5,224,734
Series 2551 Class FH, 5.6488% 1/15/33 (c)	2,226,868	2,235,371
Series 2553 Class FB, 5.6988% 3/15/29 (c)	21,880,000	22,020,942
Series 2554 Class FJ, 5.6488% 3/15/28 (c)	8,981,069	9,039,457
Series 2577 Class FW, 5.6988% 1/15/30 (c)	14,644,123	14,746,616
Series 2861:
Class GF, 5.4988% 1/15/21 (c)	3,867,041	3,868,910
Class JF, 5.4988% 4/15/17 (c)	5,906,263	5,918,016
Series 2994 Class FB, 5.3488% 6/15/20 (c)	5,288,492	5,275,093
Series 3066 Class HF, 0% 1/15/34 (c)	500,112	530,090
Series 3071 Class TF, 5.4988% 4/15/35 (c)	48,973,233	48,849,355
Series 3094 Class UF, 0% 9/15/34 (c)	1,451,834	1,449,275
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	8,739,383	8,730,454
Series 2395 Class PE, 6% 2/15/30	1,208,538	1,207,455
Series 2461 Class PG, 6.5% 1/15/31	86,044	85,902
Series 2650 Class FV, 5.5988% 12/15/32 (c)	22,371,966	22,463,096
Series 2776 Class UJ, 4.5% 5/15/20 (d)	4,371,749	127,941
Series 2828 Class JA, 4.5% 1/15/10	6,302,570	6,264,738
Series 3013 Class AF, 5.4488% 5/15/35 (c)	77,680,179	77,411,212
sequential pay:
Series 2608 Class FJ, 5.5988% 3/15/17 (c)	13,216,958	13,277,086
Series 2638 Class FA, 5.5988% 11/15/16 (c)	12,320,554	12,373,056
Series 2644 Class EF, 5.5488% 2/15/18 (c)	13,917,275	13,976,336
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 5.5581% 5/16/23 (c)	2,257,904	2,269,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater: - continued
Series 2001-50 Class FV, 5.4081% 9/16/27 (c)	$ 7,058,288	$ 7,057,878
Series 2002-24 Class FX, 5.7581% 4/16/32 (c)	1,892,596	1,913,814
Series 2002-31 Class FW, 5.6081% 6/16/31 (c)	2,557,174	2,575,377
Series 2002-5 Class KF, 5.6081% 8/16/26 (c)	57,704	57,707
TOTAL U.S. GOVERNMENT AGENCY		646,773,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,531,817,441)		1,531,475,770
Commercial Mortgage Securities - 7.6%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class A3, 5.5188% 11/15/15 (a)(c)	3,491,769	3,494,323
Series 2005-BBA6:
Class B, 5.4088% 1/15/19 (a)(c)	2,800,000	2,801,065
Class C, 5.4488% 1/15/19 (a)(c)	2,857,948	2,860,297
Class D, 5.4988% 1/15/19 (a)(c)	2,800,000	2,801,991
Class E, 5.5388% 1/15/19 (a)(c)	1,750,000	1,751,727
Class F, 5.5888% 1/15/19 (a)(c)	1,170,000	1,170,831
Class G, 5.6188% 1/15/19 (a)(c)	915,000	915,751
Series 2005-BOCA:
Class H, 6.1488% 12/15/16 (a)(c)	2,065,000	2,065,821
Class J, 6.2988% 12/15/16 (a)(c)	1,020,000	1,020,405
Class K, 6.5488% 12/15/16 (a)(c)	6,659,000	6,661,640
Series 2005-ESHA:
Class F, 5.9338% 7/14/20 (a)(c)	6,395,000	6,423,178
Class G, 6.0638% 7/14/20 (a)(c)	4,355,000	4,374,161
Class H, 6.2838% 7/14/20 (a)(c)	5,365,000	5,386,463
Series 2005-MIB1:
Class B, 5.4588% 3/15/22 (a)(c)	6,455,500	6,463,429
Class C, 5.5088% 3/15/22 (a)(c)	1,660,000	1,664,826
Class D, 5.5588% 3/15/22 (a)(c)	1,680,000	1,684,997
Class E, 5.5988% 3/15/22 (a)(c)	3,205,000	3,212,933
Class F, 5.6688% 3/15/22 (a)(c)	1,635,000	1,637,382
Class G, 5.7288% 3/15/22 (a)(c)	1,060,000	1,059,797
Series 2006-LAQ:
Class H, 5.83% 2/9/21 (a)(c)	3,495,000	3,508,601
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
Series 2006-LAQ:
Class J, 5.92% 2/9/21 (a)(c)	$ 2,525,000	$ 2,534,810
Class K, 6.15% 2/9/21 (a)(c)	6,990,000	7,012,455
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(c)(d)	334,645,000	2,993,935
Series 2006-ESH:
Class A, 6.0588% 7/14/11 (a)(c)	7,442,985	7,415,805
Class B, 6.1588% 7/14/11 (a)(c)	3,700,812	3,687,311
Class C, 6.3088% 7/14/11 (a)(c)	7,411,773	7,384,773
Class D, 6.9388% 7/14/11 (a)(c)	4,320,039	4,306,976
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9025% 8/25/33 (a)(c)	4,544,125	4,598,086
Series 2003-2:
Class A, 5.9025% 12/25/33 (a)(c)	10,512,240	10,545,090
Class M1, 6.1725% 12/25/33 (a)(c)	1,710,698	1,723,528
Series 2004-1:
Class A, 5.6825% 4/25/34 (a)(c)	5,109,818	5,116,205
Class B, 7.2225% 4/25/34 (a)(c)	530,890	535,867
Class M1, 5.8825% 4/25/34 (a)(c)	464,529	466,271
Class M2, 6.5225% 4/25/34 (a)(c)	398,168	402,149
Series 2004-2:
Class A, 5.7525% 8/25/34 (a)(c)	5,393,118	5,413,343
Class M1, 5.9025% 8/25/34 (a)(c)	1,738,974	1,747,669
Series 2004-3:
Class A1, 5.6925% 1/25/35 (a)(c)	5,720,310	5,734,611
Class A2, 5.7425% 1/25/35 (a)(c)	795,040	796,531
Class M1, 5.8225% 1/25/35 (a)(c)	953,385	958,152
Class M2, 6.3225% 1/25/35 (a)(c)	621,773	628,962
Series 2005-2A:
Class M1, 5.7525% 8/25/35 (a)(c)	1,214,534	1,216,930
Class M2, 5.8025% 8/25/35 (a)(c)	1,999,310	2,005,222
Class M3, 5.8225% 8/25/35 (a)(c)	1,107,095	1,110,366
Class M4, 5.9325% 8/25/35 (a)(c)	1,018,340	1,021,335
Series 2005-3A:
Class A1, 5.6425% 11/25/35 (a)(c)	6,017,530	6,038,547
Class M1, 5.7625% 11/25/35 (a)(c)	846,877	848,975
Class M2, 5.8125% 11/25/35 (a)(c)	1,190,332	1,194,458
Class M3, 5.8325% 11/25/35 (a)(c)	1,063,301	1,066,983
Class M4, 5.9225% 11/25/35 (a)(c)	1,326,774	1,330,038
Series 2005-4A:
Class A2, 5.7125% 1/25/36 (a)(c)	8,939,909	8,945,497
Class B1, 6.7225% 1/25/36 (a)(c)	747,260	755,199
Class M1, 5.7725% 1/25/36 (a)(c)	2,915,188	2,923,387
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M2, 5.7925% 1/25/36 (a)(c)	$ 874,556	$ 877,016
Class M3, 5.8225% 1/25/36 (a)(c)	1,231,181	1,233,874
Class M4, 5.9325% 1/25/36 (a)(c)	680,210	683,186
Class M5, 5.9725% 1/25/36 (a)(c)	680,210	683,612
Class M6, 6.0225% 1/25/36 (a)(c)	680,210	682,336
Series 2006-1:
Class A2, 5.6825% 4/25/36 (a)(c)	3,162,886	3,162,886
Class M1, 5.7025% 4/25/36 (a)(c)	966,437	966,437
Class M2, 5.7225% 4/25/36 (a)(c)	1,021,104	1,021,104
Class M3, 5.7425% 4/25/36 (a)(c)	878,579	878,579
Class M4, 5.8425% 4/25/36 (a)(c)	497,862	497,862
Class M5, 5.8825% 4/25/36 (a)(c)	483,219	483,219
Class M6, 5.9625% 4/25/36 (a)(c)	1,064,057	1,064,057
Series 2006-2A:
Class A2, 5.6025% 7/25/36 (a)(c)	2,413,104	2,412,727
Class B1, 6.1925% 7/25/36 (a)(c)	867,132	866,996
Class B3, 8.0225% 7/25/36 (a)(c)	1,446,871	1,446,645
Class M1, 5.6325% 7/25/36 (a)(c)	2,532,024	2,531,629
Class M2, 5.6525% 7/25/36 (a)(c)	1,783,814	1,783,535
Class M3, 5.6725% 7/25/36 (a)(c)	1,397,321	1,397,102
Class M4, 5.7425% 7/25/36 (a)(c)	941,457	941,310
Class M5, 5.7925% 7/25/36 (a)(c)	1,159,479	1,159,298
Class M6, 5.8625% 7/25/36 (a)(c)	1,833,364	1,833,078
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2006-BBA7:
Class G, 5.7344% 3/15/19 (a)(c)	1,665,000	1,665,000
Class H, 5.9444% 3/15/19 (a)(c)	2,135,000	2,135,000
Class J, 6.1444% 3/15/19 (a)(c)	2,800,000	2,800,000
Class X1A, 1.7081% 3/15/19 (a)(c)(d)	306,405,000	6,846,252
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 6.7838% 4/14/15 (a)(c)	1,344,296	1,351,103
Class KFCM, 7.0338% 4/14/15 (a)(c)	1,436,661	1,444,784
Class LFCM, 7.4338% 4/14/15 (a)(c)	1,601,905	1,601,892
Class MFCM, 7.7338% 4/14/15 (a)(c)	2,218,251	2,218,233
Series 2004-BBA3 Class E, 5.8988% 6/15/17 (a)(c)	15,365,000	15,366,286
COMM floater:
Series 2001-FL5A Class E, 6.6988% 11/15/13 (a)(c)	2,376,029	2,376,029
Series 2002-FL6:
Class F, 6.6488% 6/14/14 (a)(c)	8,218,856	8,218,856
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM floater: - continued
Series 2002-FL6:
Class G, 7.0988% 6/14/14 (a)(c)	$ 5,000,000	$ 5,000,000
Commercial Mortgage pass thru certificates:
floater:
Series 2004-HTL1:
Class B, 5.6488% 7/15/16 (a)(c)	85,597	85,617
Class D, 5.7488% 7/15/16 (a)(c)	195,065	195,111
Class E, 5.9488% 7/15/16 (a)(c)	138,768	138,826
Class F, 5.9988% 7/15/16 (a)(c)	329,139	329,474
Class H, 6.4988% 7/15/16 (a)(c)	952,525	953,943
Class J, 6.6488% 7/15/16 (a)(c)	365,104	365,795
Class K, 7.5488% 7/15/16 (a)(c)	411,331	412,613
Series 2005-F10A:
Class B, 5.4288% 4/15/17 (a)(c)	7,080,000	7,080,661
Class C, 5.4688% 4/15/17 (a)(c)	3,006,000	3,006,015
Class D, 5.5088% 4/15/17 (a)(c)	2,440,000	2,441,038
Class E, 5.5688% 4/15/17 (a)(c)	1,821,000	1,821,455
Class F, 5.6088% 4/15/17 (a)(c)	1,035,000	1,035,077
Class G, 5.7488% 4/15/17 (a)(c)	1,035,000	1,035,085
Class H, 5.8188% 4/15/17 (a)(c)	1,035,000	1,035,281
Class I, 6.0488% 4/15/17 (a)(c)	335,000	335,104
Class MOA3, 5.4988% 3/15/20 (a)(c)	4,590,000	4,590,344
Series 2005-FL11:
Class B, 5.4488% 11/15/17 (a)(c)	2,930,401	2,930,396
Class C, 5.4988% 11/15/17 (a)(c)	6,046,394	6,044,577
Class D, 5.5388% 11/15/17 (a)(c)	1,040,292	1,041,223
Class E, 5.5888% 11/15/17 (a)(c)	1,597,068	1,597,256
Class F, 5.6488% 11/15/17 (a)(c)	1,450,548	1,450,718
Class G, 5.6988% 11/15/17 (a)(c)	2,324,785	2,324,502
Series 2006-CN2A Class AJFL, 5.3894% 2/5/19 (a)(c)	8,865,000	8,871,925
Series 2006-CN2A Class A2FL, 5.3494% 2/5/19 (a)(c)	5,000,000	5,003,911
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates floater Series 2006-SC1 Class A, 5.5925% 5/25/36 (a)(c)	8,572,773	8,574,624
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.6488% 5/15/14 (a)(c)	3,594,185	3,595,990
Series 2004-TF2A Class E, 5.6188% 11/15/19 (a)(c)	4,450,000	4,451,820
Series 2004-TFL1:
Class E, 5.7488% 2/15/14 (a)(c)	2,800,000	2,801,726
Class F, 5.7988% 2/15/14 (a)(c)	2,325,000	2,326,003
Class G, 6.0488% 2/15/14 (a)(c)	1,875,000	1,875,822
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-TFL1:
Class H, 6.2988% 2/15/14 (a)(c)	$ 1,400,000	$ 1,400,831
Class J, 6.5988% 2/15/14 (a)(c)	750,000	750,281
Series 2005-CN2A Class A1J, 5.5288% 11/15/19 (a)(c)	17,835,000	17,843,427
Series 2005-TF2A Class F, 5.6988% 11/15/19 (a)(c)	1,540,000	1,540,630
Series 2005-TF3A Class A2, 5.4788% 11/15/20 (a)(c)	22,225,000	22,253,873
Series 2005-TFLA:
Class C, 5.4388% 2/15/20 (a)(c)	5,650,000	5,653,343
Class E, 5.5288% 2/15/20 (a)(c)	3,955,000	3,959,274
Class F, 5.5788% 2/15/20 (a)(c)	1,745,000	1,746,437
Class G, 5.7188% 2/15/20 (a)(c)	505,000	505,348
Class H, 5.9488% 2/15/20 (a)(c)	715,000	715,582
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.4788% 4/15/21 (a)(c)	2,700,000	2,704,495
Class E, 5.5288% 4/15/21 (a)(c)	2,700,000	2,703,326
Class G, 5.6188% 4/15/21 (a)(c)	2,700,000	2,702,391
Class H, 5.9288% 4/15/21 (a)(c)	2,700,000	2,702,614
Class J, 5.9988% 4/15/21 (a)(c)	1,800,000	1,802,051
Class K, 6.3988% 4/15/21 (a)(c)	8,995,000	9,002,117
GGP Mall Properties Trust Series 2001-C1A:
Class C2, 5.558% 11/15/11 (a)	1,787,499	1,785,742
Class E2, 6.183% 11/15/11 (a)	12,054,996	12,042,196
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.1294% 10/5/20 (a)(c)	1,495,000	1,495,000
6.3794% 10/5/20 (a)(c)	1,775,000	1,775,000
Class M-AON, 6.6294% 10/5/20 (a)(c)	1,770,000	1,770,000
Class N-AON, 6.9794% 10/5/20 (a)(c)	4,545,144	4,545,144
GS Mortgage Securities Corp. II floater:
Series 2002-FL5A Class B, 5.5188% 6/16/14 (a)(c)	16,270,000	16,270,578
Series 2005-FL7A Class A1, 5.3048% 11/6/19 (a)(c)	217,614	217,625
Hilton Hotel Pool Trust floater Series 2000-HLTA:
Class A2, 5.5294% 10/3/15 (a)(c)	20,000,000	20,134,376
Class B, 5.6294% 10/3/15 (a)(c)	4,375,000	4,423,520
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA:
Class A2, 5.5738% 12/16/14 (a)(c)	6,662,831	6,663,277
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2003-LLFA:
Class B, 5.7838% 12/16/14 (a)(c)	$ 4,615,000	$ 4,615,487
Class C, 5.8838% 12/16/14 (a)(c)	4,982,000	4,982,718
Series 2005-LLFA Class FAIR, 6.8488% 7/15/18 (a)(c)	4,360,000	4,370,873
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 5.4088% 8/15/19 (a)(c)	6,705,000	6,701,961
Class C, 5.4388% 8/15/19 (a)(c)	525,000	524,352
Class D, 5.4588% 8/15/19 (a)(c)	1,915,000	1,912,638
Class E, 5.4788% 8/15/19 (a)(c)	1,745,000	1,744,209
Class F, 5.5188% 8/15/19 (a)(c)	1,220,000	1,219,447
Class G, 5.5688% 8/15/19 (a)(c)	870,000	869,860
Class H, 5.5888% 8/15/19 (a)(c)	695,000	694,685
Class J, 5.6588% 8/15/19 (a)(c)	525,000	524,711
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 7.2794% 8/5/14 (a)(c)	562,518	561,616
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8025% 3/24/18 (a)(c)	5,640,818	5,640,818
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A:
Class KHP1, 5.5488% 1/15/18 (a)(c)	1,745,000	1,746,301
Class KHP2, 5.7488% 1/15/18 (a)(c)	1,745,000	1,746,860
Class KHP3, 6.0488% 1/15/18 (a)(c)	2,060,000	2,061,186
Class KHP4, 6.1488% 1/15/18 (a)(c)	1,600,000	1,602,720
Class KHP5, 6.3488% 1/15/18 (a)(c)	1,855,000	1,856,060
Series 2005-WL6A:
Class A2, 5.4488% 10/15/17 (a)(c)	7,695,000	7,697,078
Class AP, 6.4988% 10/15/17 (a)(c)	10,000,000	10,014,000
Class B, 5.4988% 10/15/17 (a)(c)	1,540,000	1,540,245
Class D, 5.6288% 10/15/17 (a)(c)	3,090,000	3,092,146
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(d)	673,046,640	2,160,480
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $535,720,071)		535,789,868
Certificates of Deposit - 8.1%

BNP Paribas SA yankee 5.045% 2/21/07	96,000,000	95,615,395
Deutsche Bank AG yankee 5.045% 2/21/07	96,000,000	95,615,395
HBOS Treasury Services PLC yankee 5.04% 2/21/07	96,000,000	95,618,554
Certificates of Deposit - continued
	Principal Amount	Value
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	$ 94,400,000	$ 94,008,212
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	96,000,000	95,612,467
Societe Generale euro 5.05% 2/21/07	96,000,000	95,620,205
TOTAL CERTIFICATES OF DEPOSIT (Cost $574,380,114)		572,090,228
Commercial Paper - 1.0%

Rockies Express Pipeline LLC:
5.7422% 9/20/06	18,000,000	17,779,828
5.59% 7/25/06 (a)	20,000,000	19,933,144
Viacom, Inc. 5.5% 7/5/06 (a)	34,285,000	34,274,392
TOTAL COMMERCIAL PAPER (Cost $71,960,285)		71,987,364
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06	$ 102,259,135	102,214,000
With:
Goldman Sachs & Co. at 5.41%, dated 5/23/06 due 8/21/06 (Collateralized by Corporate Obligations valued at $351,750,202, 0%- 10%, 11/16/07 - 7/15/23) (c)(e)	339,530,875	334,985,595
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 5.35%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $357,001,911, 4.21%- 6.03%, 10/25/35 - 3/25/36)	$ 340,151,654	$ 340,000,000
Morgan Stanley & Co. at 5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $349,674,941, 0%- 7.88%, 7/3/06 - 7/25/36)	340,151,867	340,000,000
TOTAL CASH EQUIVALENTS (Cost $1,117,214,000)		1,117,199,595
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $6,996,622,960)		6,997,701,023
NET OTHER ASSETS - 1.0%		71,572,285
NET ASSETS - 100%		$ 7,069,273,308
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
128 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 126,214,400	$ (123,712)
TOTAL EURODOLLAR CONTRACTS			$ (123,712)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
43 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 42,398,537	$ 126,915
41 Eurodollar 90 Day Index Contracts	March 2007	40,430,100	116,911
34 Eurodollar 90 Day Index Contracts	June 2007	33,531,650	87,139
24 Eurodollar 90 Day Index Contracts	Sept. 2007	23,671,800	61,404
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,727,250	50,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,727,500	49,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,822,388	36,461
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,835,300	33,702
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,930,938	11,918
3 Eurodollar 90 Day Index Contracts	March 2009	2,958,450	7,138
TOTAL EURODOLLAR CONTRACTS			581,078
			$ 457,366
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 3,000,000	$ 15,492
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%	June 2007	14,000,000	(87,920)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 7/2/36	July 2036	5,500,000	(39,241)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 4,100,000	$ (23,245)
Receive quarterly notional amount multiplied by .15% and pay Goldman Sachs upon default event of Kraft Foods, Inc., par value of the notional amount of Kraft Foods, Inc. 5.625% 11/1/11	July 2006	22,200,000	1,554
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	10,555,000	8,655
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	12,850,000	15,420
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	16,000,000	21,120
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	55,920
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	113,955
TOTAL CREDIT DEFAULT SWAPS		112,395,000	81,710
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 50,225,000	$ 36,145
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2006	35,100,000	29,151
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	35,100,000	0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	71,000,000	57,013
TOTAL TOTAL RETURN SWAPS		191,425,000	122,309
		$ 303,820,000	$ 204,019
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,033,041,254 or 14.6% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $987,216.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,747,837 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.33% 10/16/06	12/14/05	$ 17,585,000
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,996,011,848. Net unrealized appreciation aggregated $1,689,175, of which $9,245,203 related to appreciated investment securities and $7,556,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006